Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 2,732	$ 2,714
Overnight deposits with Federal Home Loan Bank	20	35
Total cash and cash equivalents	2,752	2,749
Securities available for sale (Note 2)	50,764	53,049
Securities held to maturity (Note 2)	2,345	2,435
Loans - net (Note 3)	138,912	140,884
Loans held for sale	79
Federal Home Loan Bank stock	3,266	3,266
Property and equipment (Note 4)	5,394	5,846
Foreclosed real estate	2,387	3,408
Accrued interest receivable	970	1,149
Prepaid FDIC insurance premiums	583	759
Intangible assets (Note 6)	158	335
Deferred tax asset	331	372
Originated mortgage servicing right - net (Note 5)	1,016	993
Bank owned life insurance	4,475	1,413
Other assets	402	387
Total assets	213,834	217,045
Liabilities
Non-interest bearing deposits	21,067	12,609
Interest-bearing deposits (Note 7)	137,283	138,040
Advances from Federal Home Loan Bank (Note 8)	26,358	34,500
REPO sweep accounts	3,183	5,592
Accrued expenses and other liabilities (Note 12)	1,508	1,736
Total liabilities	189,399	192,477
Stockholders' Equity (Note 11)
Common stock ($0.01 par value 20,000,000 shares authorized 3,191,799 shares issued)	32	32
Additional paid-in capital	23,854	23,853
Retained earnings	2,766	2,980
Treasury stock at cost (307,750 shares)	(2,964)	(2,964)
Unearned compensation		(1)
Accumulated other comprehensive income	747	668
Total stockholders' equity	24,435	24,568
Total liabilities and stockholders' equity	$ 213,834	$ 217,045